PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	December 31,
	2012	2013

Other receivable (i)	1,794	1,241
Prepaid rental expenses	6,857	7,288
Advance to suppliers	965	1,095
Prepaid advertisement expenses	513	565
Short-term deposits	461	451
Interest receivable	458	1,051
Staff advances and others	1,296	2,166
Option exercising cost receivable (ii)	567	2,785
	12,911	16,642

(i)                                     Other receivable consists of cash that had been received from students but held by the third-party online payment processing agencies. The funds are transferred to the Group shortly after payments are received by the third-party online payment processing agencies.

(ii)                                  Option exercising cost receivable is the amount paid by employees to exercise options but held by a third party service provider. The funds are transferred to the Group shortly after payments are received by the third-party service provider.